Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Revenues	$ 11,627	$ 4,697
EXPENSES:
Voyage expenses	301	121
Bareboat charter hire expenses	3,132	2,107
Amortization of prepaid bareboat charter hire	789	603
Other vessel operating expenses	4,445	1,863
Vessel depreciation (Note 5)	1,228	120
Management fees-related parties (Note 6)	764	397
Other operating loss, net		277
General and administrative expenses	1,117	1,505
Impairment on vessel		3,081
Operating loss	(149)	(5,377)
OTHER INCOME (EXPENSES):
Interest and finance costs	(774)	(594)
Gain on financial instruments, net (Note 12)	1,220	592
Other, net	(7)	18
Total other income, net	439	16
Net (loss) / income and comprehensive (loss) / income	$ 290	$ (5,361)
(Loss) / earnings per common share, basic and diluted (Note 11) (in dollars per share)	$ 0.08	$ (2.74)
Weighted average common shares outstanding, basic and diluted (in dollars per share)	$ 3,426,780	$ 1,959,603